Financial Instruments And Risks- Summary of Liquidity Risk (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	¥ 318,790,446	¥ 327,529,659
Payable to platform investors [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,569,367	2,747,891
Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	37,506,884	26,346,459
Bond payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	2,209,274
Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	9,130,939	8,814,255
Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	183,521,985	203,200,913
Financing guarantee liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	68,502,938	64,731,369
Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	784,835	827,776
Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	7,018,086	12,594,646
Optionally Convertible Promissory Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	8,546,138	8,266,350
Repayable on demand [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	75,504,666	76,339,143
Repayable on demand [member] | Payable to platform investors [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,569,367	2,747,891
Repayable on demand [member] | Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	5,385,010	8,814,255
Repayable on demand [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	47,351	45,628
Repayable on demand [member] | Financing guarantee liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	68,502,938	64,731,369
Not later than three months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	186,454,243	165,816,681
Not later than three months [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	37,506,884	16,717,997
Not later than three months [member] | Bond payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	2,209,274
Not later than three months [member] | Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	3,745,929
Not later than three months [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	133,933,056	148,079,478
Not later than three months [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	462,785	484,497
Not later than three months [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	50,177	91,869
Not later than three months [member] | Optionally Convertible Promissory Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	8,546,138	442,840
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	45,591,280	79,708,552
Later than one year and not later than two years [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	9,628,462
Later than one year and not later than two years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	45,293,609	49,505,033
Later than one year and not later than two years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	247,494	248,770
Later than one year and not later than two years [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	50,177	12,502,777
Later than one year and not later than two years [member] | Optionally Convertible Promissory Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	7,823,510
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	4,300,276	5,655,954
Later than two years and not later than three years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	4,182,362	5,570,774
Later than two years and not later than three years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	67,737	85,180
Later than two years and not later than three years [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	50,177
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	6,939,981	9,329
Later than three years and not later than four years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	65,607
Later than three years and not later than four years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	6,819	¥ 9,329
Later than three years and not later than four years [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	¥ 6,867,555